Schedule of Warrant Activities (Details) (Paranthetical)	Sep. 30, 2022 $ / shares
Legacy Tech Partners LLC LTP [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock closing price	$ 0.17